10-Q PROPERTY, PLANT AND EQUIPMENT, NET AND MINERAL RIGHTS (Tables)	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net	Depreciation is computed using the straight-line method over estimated useful lives as follows:

Building	7 to 15 years
Vehicles and equipment	3 to 7 years
Processing and laboratory	5 to 15 years
Furniture and fixtures	2 to 3 years
Properties, plant and equipment at December 31, 2021 and 2020, respectively, include the following:

	December 31, 2021	December 31, 2020
Land	$6,328,338	$—
Real property leased to third parties	3,298,311	3,298,311
Property, plant and equipment for mineral processing	27,644,745	27,644,744
Other property and equipment	4,438,657	4,367,229
Accumulated depreciation	(27,146,379)	(26,685,584)
Total property, plant and equipment, net	$14,563,672	$8,624,700
Properties, plant and equipment at March 31, 2022 and December 31, 2021, respectively, include the following:

	March 31, 2022	December 31, 2021
Land	$6,328,338	$6,328,338
Real property leased to third parties	3,298,312	3,298,311
Property, plant and equipment for mineral processing	27,644,745	27,644,745
Other property and equipment	5,221,158	4,438,657
Accumulated depreciation	(27,284,196)	(27,146,379)
Total property, plant and equipment, net	$15,208,357	$14,563,672

Schedule of Mineral Rights and Properties	Our properties at December 31, 2021 and December 31, 2020 consisted of the following:

	December 31, 2021	December 31, 2020
Comstock Mineral Estate	$6,261,706	$6,190,239
Other mineral properties	317,405	317,405
Water rights	90,000	90,000
Total mineral rights and properties	$6,669,111	$6,597,644
Our properties at March 31, 2022 and December 31, 2021 consisted of the following:

	March 31, 2022	December 31, 2021
Comstock Mineral Estate	$6,261,706	$6,261,706
Lucerne mineral properties	6,844,474	—
Other mineral properties	317,405	317,405
Water rights	90,000	90,000
Total mineral rights and properties	$13,513,585	$6,669,111